Significant Accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
VIE, total assets	$ 35,362	$ 64,314
VIE, total liabillities	77,647	65,358
VIE, net assets	(42,285)	(1,044)
Advances for drilling units under construction	394,852	622,507	$ 662,313
Capitalized interest	26,055	37,342	65,492
Amortization and write off of financing costs	24,033	42,995	38,797
Impairment	$ 414,986	0	0
Bare deck
Useful life	30 years
Drillships
Residual value	$ 50,000	50,000	50,000
Drilling Rigs
Residual value	$ 35,000	$ 35,000	$ 35,000
Drilling units
Depreciation method	Straight-line basis
Variances on drilling units rates upper limit	97.50%
Variances on drilling units rates lower limit	92.50%
Impairment	$ 414,986
Cumulative installment payments made to Samsung for the three drilling units
Advances for drilling units under construction	$ 333,632
Minimum | Other asset parts
Useful life	5 years
Maximum | Other asset parts
Useful life	15 years